Investments - Summary of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments - held at fair value through other comprehensive income (FVTOCI)
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value [Line Items]
At January 1	$ 5,278	$ 5,141
Additions	40	372
Impairment	(168)	(235)
At December 31	5,150	5,278
Investments - held at amortized cost
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value [Line Items]
At January 1		10,588
Acquisition of intangible asset		(10,588)
Investments - held at fair value through profit or loss (FVTPL)
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value [Line Items]
At January 1	3,000	500
Additions	9,787	2,500
At December 31	$ 12,787	$ 3,000